SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Cash flows from operating activities
Net loss	$ (710,000)	$ (5,523,000)	$ (6,014,000)	$ (944,000)
Changes in operating assets and liabilities
Cash provided by (used in) operating activities	(1,041,000)	(8,088,000)	10,202,000	35,952,000
Cash flows from investing activities
Cash generated from (used in) investing activities	(167,000)	(1,300,000)	(19,000)
Cash flows from financing activities
Net generated from (used in) financing activities	(71,000)	(558,000)	(7,174,000)	(5,203,000)
Net change in cash, cash equivalents and cash segregated for regulatory purpose	(1,279,000)	(9,946,000)	3,009,000	30,749,000
Cash, cash equivalents and cash segregated for regulatory purpose at beginning of the year		50,533,000	47,524,000	16,775,000
Cash and cash equivalents and cash segregated for regulatory purpose at the end of the year		40,587,000	50,533,000	47,524,000
Parent Company [Member]
Cash flows from operating activities
Net loss	(13,975)	(108,553)	(50,308)	(169,010)
Changes in operating assets and liabilities
Amount due to a subsidiary	41,421	321,745	50,308	169,010
Prepaid expenses and other current assets	(8,136)	(63,200)
Cash provided by (used in) operating activities	19,310	149,992
Cash flows from investing activities
Cash generated from (used in) investing activities
Cash flows from financing activities
Net generated from (used in) financing activities
Net change in cash, cash equivalents and cash segregated for regulatory purpose	19,310	149,992
Cash, cash equivalents and cash segregated for regulatory purpose at beginning of the year
Cash and cash equivalents and cash segregated for regulatory purpose at the end of the year	$ 19,310	$ 149,992